Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Non-current assets:
Goodwill	$ 968	$ 941
Intangible assets	2,442	2,605
Property, plant and equipment	1,667	2,013
Right-of-use assets	1,016	1,375
Non-current receivables	75	152
Total non-current assets	6,168	7,086
Current assets:
Inventory	859	686
Trade receivables	487	31
Prepaid expenses	1,031	769
Other current receivables	1,163	772
Cash and cash equivalents	7,298	14,126
Total current assets	10,838	16,384
Total assets	17,006	23,470
Paid-in capital:
Share capital (NOK 0.15 par value per share, 832,146,748 and 717,988,732 shares issued and outstanding at December 31, 2020 and 2019, respectively.	17,251	15,445
Share premium	3,608	197,639
Other paid-in capital	18,664	15,903
Total paid-in capital	39,523	228,987
Foreign currency translation effects	(12,322)	(12,992)
Accumulated loss	(14,687)	(198,183)
Total equity	12,514	17,812
Non-current liabilities:
Deferred tax liabilities		31
Non-current lease liabilities	327	610
Total non-current liabilities	327	641
Current liabilities:
Accounts Payable	631	463
Income tax payable		129
Current lease liabilities	731	788
Public duties payable	320	357
Other current liabilities	2,483	3,280
Total current liabilities	4,165	5,017
Total liabilities	4,492	5,658
Total equity and liabilities	$ 17,006	$ 23,470